UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01048
Mairs and Power Balanced Fund, Inc.
(Exact name of registrant as specified in charter)
332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant's telephone number, including area code:		651-222-8478

Date of fiscal year end:	12/31/2005

Date of reporting period:	03/31/05

Item 1.                                                             Schedule of Investments.

Schedule of Investments	March 31, 2005

FIXED INCOME SECURITIES

Face Amount

Security Description

Market Value

	FEDERAL AGENCY OBLIGATIONS 17.3%

$500,000	Federal Farm Credit Bank	5.24%	03/22/12	$500,254
250,000	Federal Home Loan Bank	7.235%	10/19/10	255,578
250,000	Federal Home Loan Bank	5.00%	12/20/11	249,258
500,000	Federal Home Loan Bank	5.00%	03/28/11	499,429
250,000	Federal Home Loan Bank	6.00%	06/16/14	250,807
250,000	Federal Home Loan Bank	5.44%	12/23/14	249,858
500,000	Federal Home Loan Bank	5.25%	02/17/15	493,919
500,000	Federal Home Loan Bank	5.55%	02/15/18	496,653
300,000	Federal Home Loan Bank	5.70%	02/20/18	299,265
500,000	Federal Home Loan Bank	5.70%	03/23/18	499,202
250,000	Federal Home Loan Bank	5.65%	08/13/18	246,402
250,000	Federal Home Loan Bank	6.125%	09/12/18	250,128
300,000	Federal Home Loan Bank	5.75%	03/04/19	298,990
250,000	Federal Home Loan Bank	6.00%	05/13/19	250,003
500,000	Federal Home Loan Bank	6.00%	07/26/19	500,166
500,000	Federal Home Loan Bank	6.00%	04/27/19	501,561
500,000	Federal Home Loan Bank	6.00%	04/08/20	500,588
500,000	Federal Home Loan Bank	6.20%	04/20/20	501,578
500,000	Federal Home Loan Bank	5.75%	03/23/22	492,773
250,000	Federal Home Loan Bank	6.00%	10/28/24	249,472
250,000	Federal Home Loan Mortgage Corporation	6.00%	12/30/19	250,480
250,000	Federal Home Loan Mortgage Corporation	5.75%	11/15/21	248,798
250,000	Federal Home Loan Mortgage Corporation	6.00%	12/30/22	249,643
500,000	Federal National Mortgage Association	5.40%	02/23/17	495,149
500,000	Federal National Mortgage Association	5.60%	03/28/17	499,317
250,000	Federal National Mortgage Association	5.50%	04/08/19	246,784
250,000	Federal National Mortgage Association	5.52%	04/12/19	246,983
250,000	Federal National Mortgage Association	6.00%	05/03/19	250,529
250,000	Federal National Mortgage Association	6.00%	05/24/19	250,814
500,000	Federal National Mortgage Association	5.00%	07/26/19	489,887
250,000	Federal National Mortgage Association	5.63%	08/05/19	248,143
500,000	Federal National Mortgage Association	6.00%	12/02/19	500,061
500,000	Federal National Mortgage Association	6.00%	12/30/19	500,015
500,000	Federal National Mortgage Association	6.00%	01/27/20	499,953
500,000	Federal National Mortgage Association	6.00%	02/03/20	499,946
500,000	Federal National Mortgage Association	5.50%	02/28/20	493,060
500,000	Federal National Mortgage Association	5.65%	03/09/20	496,000
500,000	Federal National Mortgage Association	5.75%	03/09/20	497,908
500,000	Federal National Mortgage Association	5.75%	03/16/20	497,305
1,000,000	Federal National Mortgage Association	6.00%	04/06/20	1,002,255
400,000	Federal National Mortgage Association	6.00%	08/16/22	399,422

Face Amount

Security Description

Market Value

FEDERAL AGENCY OBLIGATIONS  (continued)

500,000	Federal National Mortgage Association	6.00%	03/21/25	$498,912
500,000	Federal National Mortgage Association	6.00%	04/04/25	498,613
				17,445,861
	CORPORATE BONDS 17.0%
	FINANCIAL 6.0%
250,000	Household Finance Corp.	8.00%	05/09/05	251,181
250,000	Stilwell Financial Inc.	7.00%	11/01/06	259,812
250,000	Ford Motor Credit Company	6.50%	01/25/07	252,642
250,000	Bankers Trust NY Corp.	6.70%	10/01/07	263,865
250,000	Household Finance Corp.	6.375%	10/15/11	270,437
200,000	Ford Motor Credit Corp.	7.00%	11/26/11	190,227
250,000	General Motors Acceptance Corporation	7.00%	02/01/12	226,125
250,000	Goldman Sachs & Company	8.00%	03/01/13	292,218
250,000	Allstate Corp.	7.50%	06/15/13	290,214
500,000	Harleysville Group	5.75%	07/15/13	481,637
500,000	General Motors Acceptance Corporation	6.75%	12/01/14	432,630
250,000	Security Benefit Life Insurance Company	8.75%	05/15/16	289,234
250,000	General Motors Acceptance Corporation	7.25%	09/15/17	210,540
250,000	Lincoln National Corp.	7.00%	03/15/18	278,409
500,000	Provident Companies	7.00%	07/15/18	513,383
250,000	Berkeley (WR) Corporation	6.15%	08/15/19	247,428
250,000	Household Finance Corp.	5.25%	06/15/23	231,745
250,000	Liberty Mutual Insurance Company	8.50%	05/15/25	303,556
250,000	Provident Companies	7.25%	03/15/28	251,630
500,000	Farmers Exchange Capital	7.05%	07/15/28	523,622
				6,060,535
	HEALTH CARE 0.5%
500,000	Wyeth	6.45%	02/01/24	541,383

	INDUSTRIAL 8.4%
250,000	Lucent Technologies	7.25%	07/15/06	256,875
250,000	Halliburton Company	6.00%	08/01/06	255,129
250,000	Steelcase Inc.	6.375%	11/15/06	254,677
250,000	Goodyear Tire & Rubber Co.	6.625%	12/01/06	256,250
250,000	Sherwin-Williams Co.	6.85%	02/01/07	261,290
250,000	Corning Inc.	7.00%	03/15/07	251,563
250,000	Goodyear Tire & Rubber Co.	8.50%	03/15/07	258,750
250,000	Continental Airlines	6.32%	11/01/08	245,928
350,000	Corning Inc.	6.30%	03/01/09	362,340
500,000	SUPERVALU, Inc.	7.875%	08/01/09	560,320

Face Amount

Security Description

Market Value

	CORPORATE BONDS (continued)
	INDUSTRIAL (continued)
152,332	Delta Air Lines Inc.	7.379%	05/18/10	$146,094
250,000	Daimler Chrysler	7.75%	01/18/11	277,510
250,000	Hertz Corporation	7.40%	03/01/11	252,356
450,000	Northwest Airlines	6.841%	04/01/11	445,284
250,000	General Foods Corporation	7.00%	06/15/11	250,214
250,000	Goodyear Tire & Rubber Co.	7.857%	08/15/11	242,500
200,000	Ford Motor Company Debentures	9.50%	09/15/11	222,159
250,000	Delta Air Lines Inc.	7.111%	09/18/11	236,614
250,000	American Airlines Inc.	7.858%	10/01/11	255,551
250,000	Kerr McGee Corp.	7.00%	11/01/11	250,392
250,000	Bombardier Inc.	6.75%	05/01/12	223,125
250,000	General Motors Corp.	7.125%	07/15/13	215,730
250,000	Willamette Industries	7.125%	07/22/13	275,930
225,496	General American Transportation	7.50%	02/28/15	233,811
250,000	Maytag Corp.	5.00%	05/15/15	218,709
250,000	Servicemaster Company	7.10%	03/01/18	281,044
250,000	Daimler Chrysler	5.65%	06/15/18	236,878
350,000	PPG Industries	7.40%	08/15/19	414,884
250,000	Union Carbide Corporation	8.75%	08/01/22	259,375
500,000	The Toro Company	7.80%	06/15/27	572,841
				5,511,001
	UTILITIES 2.1%
250,000	Public Services of Colorado	6.375%	11/01/05	253,782
250,000	Monongahela Power Company, Inc.	5.00%	10/01/06	252,747
250,000	Xcel Energy Inc.	7.00%	12/01/10	275,625
250,000	TECO Energy, Inc.	7.00%	05/01/12	262,187
250,000	United Utilities	5.375%	02/01/19	241,792
250,000	Verizon Communications Inc.	6.875%	06/15/12	275,771
250,000	Vectren Utility Holdings, Inc.	5.75%	08/01/18	244,491
250,000	South Jersey Gas Co.	7.125%	10/22/18	287,319
				2,093,714

	TOTAL CORPORATE BONDS 17.0%			17,169,755

	CONVERTIBLE CORPORATE BONDS 0.3%
	UTILITIES
276,400	Noram Energy	6.00%	03/15/12	277,782

Number of Shares

Security Description

Market Value

	NON-CONVERTIBLE PREFERRED STOCK 0.3%
	FINANCIAL
10,000	St. Paul Capital Trust I	$1.90	10/15/50	$255,600

	TOTAL FIXED INCOME SECURITIES 34.9%			35,148,998

COMMON STOCKS
	BASIC INDUSTRIES 6.3%
56,000	Bemis Company, Inc.			1,742,720
77,000	H. B. Fuller Company			2,233,000
50,000	The Valspar Corporation			2,327,000
				6,302,720
	CAPITAL GOODS 7.3%
75,000	Graco Inc.			3,027,000
10,000	Ingersoll-Rand Company Limited			796,500
50,000	MTS Systems Corporation			1,451,500
54,000	Pentair, Inc.			2,106,000
				7,381,000
	CONSUMER CYCLICAL 2.5%
45,000	Briggs & Stratton Corporation			1,638,450
15,000	Genuine Parts Company			652,350
26,000	Sturm, Ruger & Company, Inc.			180,180
				2,470,980
	CONSUMER STAPLE 7.5%
37,000	General Mills, Inc.			1,818,550
12,000	Hershey Foods Corporation			725,520
60,000	Hormel Foods Corporation			1,866,600
22,000	Kimberly Clark Corporation			1,446,060
40,000	Newell Rubbermaid Inc.			877,600
25,000	SUPERVALU Inc.			833,750
				7,568,080
	DIVERSIFIED 2.8%
26,000	General Electric Company			937,560
22,000	3M Company			1,885,180
				2,822,740

Number of Shares

Security Description

Market Value

	ENERGY 6.7%
25,000	BP p.l.c.	$1,560,000
26,000	Burlington Resources Inc.	1,301,820
22,000	Exxon Mobil Corporation	1,311,200
12,000	Murphy Oil Corporation	1,184,760
20,000	Schlumberger Limited	1,409,600
		6,767,380

FINANCIAL  12.8%

15,000	American Express Company	770,550
28,000	Associated Banc-Corp.	874,440
20,000	Bank of America Corporation	882,000
18,000	Jefferson-Pilot Corporation	882,900
31,000	Merrill Lynch & Co., Inc.	1,754,600
42,000	JP Morgan Chase & Co.	1,453,200
40,000	St. Paul Travelers Companies, Inc.	1,469,200
33,000	TCF Financial Corporation	895,950
50,000	U.S. Bancorp	1,441,000
41,000	Wells Fargo & Company	2,451,800
		12,875,640

HEALTH CARE  8.1%

50,000	Baxter International Inc.	1,699,000
45,000	Bristol-Myers Squibb Company	1,145,700
10,000	Johnson & Johnson	671,600
27,000	Merck & Co., Inc.	873,990
85,000	Pfizer Inc.	2,232,950
35,000	Wyeth	1,476,300
		8,099,540

TECHNOLOGY  6.3%

70,000	Corning Incorporated *	779,100
10,000	eFunds Corporation *	223,200
39,000	Emerson Electric Co.	2,532,270
47,000	Honeywell International Inc.	1,748,870
12,000	International Business Machines Corporation	1,096,560
		6,380,000

Number of Shares

Security Description

Market Value

	UTILITIES 1.8%
32,000	Verizon Communications Inc.	$1,136,000
40,000	Xcel Energy Inc.	687,200
		1,823,200

TOTAL COMMON STOCK  62.1%

		50,669,266

SHORT TERM INVESTMENTS  5.7%

5,746,805	First American Prime Obligation Fund Class I	5,746,805

TOTAL INVESTMENTS  102.7%

		103,387,083

OTHER ASSETS AND LIABILITIES (NET)  (2.7)%

		(2,748,480)

	NET ASSETS 100%	$100,638,602

* Non-income-producing

As of March 31, 2005, the cost of investments for federal income tax purposes was $77,775,474.  Net unrealized appreciation on investments aggregated $25,611,609 of which $26,762,171 related to appreciated investment securities and $1,150,563 related to depreciated investment securities.

The financial information in the Schedule of Investments has been taken from the records of the Fund and has not been audited by our independent registered public accounting firm who do not express an opinion thereon.  The financial statements of the Fund will be subject to audit by our independent registered public accounting firm as of the close of the calendar year.

Item 2.            Controls and Procedures.

a)             The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

b)            There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.            Exhibits

(a)   Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as exhibits 3(a).1 and 3(a).2 to this form.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Balanced Fund, Inc.

By (Signature and Title)

*	/s/ William B. Frels
William B. Frels, President

Date	5/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*	/s/ William B. Frels
William B. Frels, President
(principal executive officer)

Date	5/27/05

By (Signature and Title)

*	/s/ Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(principal financial officer)

Date	5/27/05

*  Print the name and title of each signing officer under his or her signature.